Fair Value Measurements - Schedule of Assets and Liabilities Measured as Level 3 at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Payable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, opening balance	$ 33,400
Fair value, ending balance	199,300	$ 33,400
Convertible Notes Payable [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, opening balance	33,433	0
Fair value at issuance	42,171	26,558
Fair value adjustment	123,719	6,875
Fair value, ending balance	199,323	33,433
Other investments (ASC 321) [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, opening balance	0	0
Fair value at issuance	5,000	0
Fair value adjustment	580	0
Fair value, ending balance	$ 5,580	$ 0